NATURE OF BUSINESS AND GOING CONCERN	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF BUSINESS AND GOING CONCERN

1.	NATURE OF BUSINESS AND GOING CONCERN

Verses is a cognitive computing company focused on developing next generation artificial intelligence software, known as agentic AI, that is designed to support and improve decision making and take actions, we intend to license this software-as-a-service to individuals and companies. Our software is based on the fundamental principles of neuroscience and the way that the human brain learns and makes decisions in a process known as Active Inference, which we have configured to create a proprietary process. Active inference focuses on making predictions based on learning and dynamic reasoning from new and changing information, unlike many existing AI processes like Large Language Models (LLMs) that rely solely on fixed rules, large amounts of historical data, or static models.

In early 2024 we launched a private beta program of our software with a few select users with whom we had existing business relationships, and during the second half of 2024 we launched a public beta program for a broader number of users and developers. In April 2025, we released our flagship product, an innovative agentic software platform called Genius, which uses our proprietary technology based Active Inference to support and improve domain-specific decision making by providing insight when where there is volatility, uncertainty, complexity, or ambiguity in the input data. Genius integrates key customer inputs with internally generated and externally sourced data to develop cause and effect models with explainable probabilistic projections, forecasts, and comparative results. The Company intends to continue to develop Genius to improve the ease of integrating Genius into a client’s existing technology stack, data architecture, governance, and workflows as well as increase its predictive accuracy, transparency, and auditability. To make Genius available to a larger universe of potential users, we offer a range of pricing packages that includes flat fee or profit share options, as well as variable pricing options based on complexity and usage criteria such as number of users, transactions, inferences, transactions, and input parameters.

Based on user feedback and the results of our beta program, we have implemented a highly targeted a go-to-market strategy which we call our “Lighthouse” strategy that will initially focus our efforts to license an enterprise version of Genius to financial institutions and asset managers that manage more than $100 million of assets under management such as pension funds and other institutional fund managers including: sovereign funds, insurance companies, university and other endowments, hedge funds, and family offices, all of whom are estimated to collectively manage hundreds of trillions of dollars in long-duration capital. Genius is designed to help these funds improve their performance by integrating their key internal inputs such as asset performance assumptions, portfolio constraints, and investment strategies, with third-party market, economic, and other data to developed structured and auditable multi-year investment risk and return projections, probabilistic forecasts, and comparative results based on various asset allocation, portfolio rebalancing, and liquidity criteria.

Our targeted financial institutions are high-value, high-impact entities that manage large, diversified portfolios of various asset classes, and Genius can assist their investment teams to make class allocation decisions that increase returns and manage risk. Genius helps investment teams compare and optimize various asset allocation mixes by projecting how different mixes and different portfolio strategies may perform across a range of scenarios. Each target client will provide us with real world results that will allow us to continue to develop and improve Genius that can then be applied to other clients in the same sector and other sectors. During the coming quarters, we plan to expand from our initial target sector into others, such as robotics, logistics, and infrastructure management.

On June 28, 2022, the Subordinate Class A shares of the Company were listed and started trading on the NEO Exchange in Canada (“NEO”) (“Listing”) under the symbol “VERS”.

On October 4, 2022, the Company announced that the Company’s Class A shares have commenced trading on the OTCQX® Best Market, an over-the-counter public market in the United States, under the ticker symbol “VRSSF”. VERSES will continue to trade on the NEO Exchange in Canada, as its primary listing.

On July 20, 2023, the Company was downgraded from the OTCQX and started trading on OTCQB® Venture Market under the same ticker symbol “VRSSF”.

The Company’s head office and registered and records office is located at 1111 West Hastings Street, 15th Floor, Vancouver, British Columbia, V6E 2J3, Canada.

For the nine-month period ending December 31, 2025, the Company incurred a net loss of $24,982,562 (December 31, 2025 - $34,274,476), which was primarily funded by the issuance of Units, exercise of equity instruments (Note 10), and convertible debentures. As of December 31, 2025, the Company has an accumulated deficit of $154,545,187 (March 31, 2025 - $129,562,625). The Company’s ability to continue its operations and to realize its assets at their carrying values is dependent upon obtaining additional financing and generating revenues sufficient to cover its operating costs and working capital deficit.

The ability of the Company to raise additional capital sufficient to continue operations is dependent, in part, on the progress of its technology development and continued investor support. The material uncertainty of these items raises substantial doubt about the Company’s ability to continue as a going concern. These consolidated financial statements do not give effect to any adjustments, which would be necessary should the Company be unable to raise additional capital to continue as a going concern. In such circumstances, the Company would be required to realize its assets and discharge its liabilities outside of the normal course of business, and the amounts realized could differ materially from those reflected in these consolidated financial statements.

1. NATURE OF BUSINESS AND GOING CONCERN

Chromos Capital Corp. was incorporated under the Business Corporations Act (British Columbia) on November 19, 2020. On June 17, 2021, Chromos Capital Corp. changed its name to Verses Technologies Inc. On March 31, 2023, Verses Technologies Inc. changed its name to Verses AI Inc. (“VAI”, “VERSES” or the “Company”).

VERSES is a cognitive computing company specializing in next generation intelligence software systems. We are primarily focused on developing an intelligence-as-a-service smart software platform, Genius. Our business is based on the vision of the “Spatial Web” – an open, hyper-connected, context-aware, governance-based network of humans, machines and intelligent agents. Our ambition is to build tools that enable the Spatial Web and to become a leader in the transition from the information age to the intelligence age.

On June 28, 2022, the Subordinate Class A shares of the Company were listed and started trading on the NEO Exchange in Canada (“NEO”) (“Listing”) under the symbol “VERS”.

On October 4, 2022, the Company announced that the Company’s Class A shares have commenced trading on the OTCQX® Best Market, an over-the-counter public market in the United States, under the ticker symbol “VRSSF”. VERSES will continue to trade on the NEO Exchange in Canada, as its primary listing.

On July 20, 2023, the Company was downgraded from the OTCQX and started trading on OTCQB® Venture Market under the same ticker symbol “VRSSF”.

The Company’s head office and registered and records office is located at 1111 West Hastings Street, 15th Floor, Vancouver, British Columbia, V6E 2J3, Canada.

For the year ended March 31, 2025, the Company incurred a net loss of $42,992,724 (2024 - $52,093,659) which was primarily funded by the issuance of Units, convertible debenture, special warrants, and exercises of options and warrants. As of March 31, 2025, the Company has an accumulated deficit of $129,562,625 (2024 - $86,569,901). The Company’s ability to continue its operations and to realize its assets at their carrying values is dependent upon obtaining additional financing and generating revenues sufficient to cover its operating costs and working capital deficit.

The ability of the Company to raise additional sufficient capital to carry operations are conditional, in part, on the progress of its technology development and continued investor support. The material uncertainty of these items and conditions raise substantial doubt about the Company’s ability to continue as a going concern. These consolidated financial statements do not give effect to any adjustments, which would be necessary should the Company be unable to raise additional capital to continue as a going concern. In such circumstances, the Company would be required to realize its assets and discharge its liabilities outside of the normal course of business, and the amounts realized could differ materially from those reflected in these consolidated financial statements.

VERSES AI INC. Notes to the Consolidated Financial Statements For the years ended March 31, 2025 and 2024 (Expressed in United States dollars)